Other Key Disclosures (Parenthetical) (Detail) (Maximum, Finance Receivable Held by Special Purpose Entities, Transferees, INR) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Maximum | Finance Receivable Held by Special Purpose Entities, Transferees
Securitization or Asset-backed Financing Arrangement, Financial Asset for which Transfer is Accounted as Sale [Line Items]
Transferred receivables with continuing involvement	0.1	0.1